Leases - Amounts recognized in statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow related to lease liabilities	$ 1,564.1	$ 877.8